INVESTMENT IN AECOM DC RETIREMENT PLANS VANGUARD MASTER TRUST (Details) - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and Investment gain from self-directed brokerage accounts	$ (48,300)
Interest and dividends	7,184
Net investment income	1,000,371
Beginning of year	6,778,558
End of year	7,368,267
Master Trust | Vanguard Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and Investment gain from self-directed brokerage accounts	532,759
Interest and dividends	4
Total investment income	532,763
Net purchases (redemptions)	(482,636)
Administrative expenses	(1,048)
Net investment income	49,079
Beginning of year	3,364,044
End of year	3,413,123
Plan interest in Master Trust | Vanguard Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and Investment gain from self-directed brokerage accounts	532,759
Interest and dividends	4
Total investment income	532,763
Net purchases (redemptions)	(482,636)
Administrative expenses	(1,048)
Net investment income	49,079
Beginning of year	3,364,044
End of year	$ 3,413,123